Summary of Significant Accounting Policies - Schedule of Revenue from Significant Customers (Details)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Payment processing company I [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	52.70%	65.90%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Payment processing company II [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	10.90%	10.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	20.20%	30.07%	40.26%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	10.00%	12.55%	27.04%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	10.00%	15.76%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	17.50%	13.04%	10.00%
Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | Payment processing company III [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	10.40%	12.70%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier X [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	26.87%	24.32%	50.90%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier Y [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	18.78%	25.06%	10.36%